Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Abstract]
Raw materials	$ 220	$ 326	$ 153
Work in process	7	238	64
Finished goods	555	497	538
Total Inventory	$ 782	$ 1,061	$ 755